UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Weiss Capital, LLC
Address:  29 Commonwealth Avenue, 10th Floor,
          Boston, MA 02116

Form 13F File Number: __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Georgiy Nikitin
Title: Chief Compliance Officer
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

         /s/ Georgiy Nikitin        Boston, MA           February 14, 2008
-----------------------------  ---------------------  --------------------------
          [Signature]              [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:           108

Form 13F Information Table Value Total:     $ 100,350
                                           (thousands)

List of Other Included Managers:

No.:            Form 13F File Number:                Name:
1               28-12279                             Andrew Weiss

------------------------------------------------------------------------------------------------------------------------------------
        COLUMN 1              COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                             TITLE OF                   VALUE    SHR OR    SH/ PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER        CLASS            CUSIP   (x$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
2020 CHINACAP ACQUIRCO INC    COM ADDED        90212G109    493      68,527  SH       SOLE        1              68,527  0       0
ADVANTAGE ENERGY INCOME FD    TR UNIT          00762L101    172      19,691  SH       SOLE        1              19,691  0       0
ALDABRA 2 ACQUISITION CORP    COM              01408A103     80       8,214  SH       SOLE        1               8,214  0       0
ALDABRA 2 ACQUISITION CORP    UNIT 06/18/2011  01408A202      4         290  SH       SOLE        1                 290  0       0
ALLIANCE ALL MARKET ADVANTAG  COM              01852M108     58       4,437  SH       SOLE        1               4,437  0       0
ALPHA SEC GROUP CORP          COM              02078A100      2         261  SH       SOLE        1                 261  0       0
ALPHA SEC GROUP CORP          *W EXP 03/23/201 02078A118      0         290  SH       SOLE        1                 290  0       0
ALTERNATIVE ASSET MGMT ACQU   COM              02149U101  9,715   1,061,743  SH       SOLE        1           1,061,743  0       0
ALTERNATIVE ASSET MGMT ACQU   *W EXP 08/01/201 02149U119      0          87  SH       SOLE        1                  87  0       0
ALYST ACQUISTION CORP         *W EXP 06/28/201 02263A113      8      16,211  SH       SOLE        1              16,211  0       0
ALYST ACQUISTION CORP         COM              02263A105    683      94,598  SH       SOLE        1              94,598  0       0
AMERICAN CMNTY NEWSPAPERS IN  COM              02520T103      2         725  SH       SOLE        1                 725  0       0
APEX BIOVENTURES ACQ CORP     COM              03753Q105     21       2,900  SH       SOLE        1               2,900  0       0
APEX BIOVENTURES ACQ CORP     *W EXP 06/07/201 03753Q113      0         290  SH       SOLE        1                 290  0       0
CANETIC RES TR                COM              137513107     70       5,191  SH       SOLE        1               5,191  0       0
CHINA HEALTHCARE ACQ CORP     COM              16939Q104  1,125     204,632  SH       SOLE        1             204,632  0       0
CHURCHILL VENTURES LTD        *W EXP 03/01/201 17157P117      2       2,581  SH       SOLE        1               2,581  0       0
CHURCHILL VENTURES LTD        COM              17157P109  1,110     145,058  SH       SOLE        1             145,058  0       0
COLUMBUS ACQUISITION CORP     COM              198851107     26       3,451  SH       SOLE        1               3,451  0       0
COMMUNITY BANKERS ACQUISITN   COM              20361R101  1,734     234,007  SH       SOLE        1             234,007  0       0
DEKANIA CORP                  COM              24488U104    656      70,492  SH       SOLE        1              70,492  0       0
ENERGY INFRASTRUCTURE ACQUI   COM              29269P109  1,252     123,480  SH       SOLE        1             123,480  0       0
ENERGY SVCS ACQUISITION CORP  *W EXP 08/29/201 29271Q111      1         870  SH       SOLE        1                 870  0       0
ENERGY SVCS ACQUISITION CORP  COM              29271Q103    638     110,576  SH       SOLE        1             110,576  0       0
ENERGY SVCS ACQUISITION CORP  UNIT 40784       29271Q202      0          58  SH       SOLE        1                  58  0       0
ENERPLUS RES FD               UNIT TR G NE     29274D604    125       3,132  SH       SOLE        1               3,132  0       0
ENTERPRISE ACQUISITION CORP   COM ADDED        29365R108  3,205     354,090  SH       SOLE        1             354,090  0       0
FINANCIAL TRENDS FUND INC     COM ADDED        31771P106      4         265  SH       SOLE        1                 265  0       0
GENEVA ACQUISITION CORP       COM              37185Y104  1,039     184,599  SH       SOLE        1             184,599  0       0
GLG PARTNERS INC              *W EXP 12/28/201 37929X115      1         116  SH       SOLE        1                 116  0       0
GLOBAL BPO SVCS CORP          COM ADDED        378981104  2,747     376,304  SH       SOLE        1             376,304  0       0
GLOBAL BPO SVCS CORP          *W EXP 10/17/201 378981112     70     108,750  SH       SOLE        1             108,750  0       0
GLOBAL BRANDS ACQUISITION CO  UNIT 99/99/9999 A378982201      4         406  SH       SOLE        1                 406  0       0
GLOBAL LOGISTICS ACQUISITION  *W EXP 02/15/201 379414113      0         609  SH       SOLE        1                 609  0       0
GLOBAL LOGISTICS ACQUISITION  COM              379414105  1,654     216,246  SH       SOLE        1             216,246  0       0
GOLDEN POND HEALTHCARE INC    COM ADDED        38116J109    882     123,250  SH       SOLE        1             123,250  0       0
GOLDEN POND HEALTHCARE INC    *W EXP 11/06/201 38116J117     56      79,750  SH       SOLE        1              79,750  0       0
GRANAHAN MCCOURT ACQ CORP     COM              385034103    746      95,696  SH       SOLE        1              95,696  0       0
GRANAHAN MCCOURT ACQ CORP     *W EXP 10/18/201 385034111      1       1,334  SH       SOLE        1               1,334  0       0
GRUBB&ELLIS RLTY ADVISORS IN  COM              400096103  4,558     766,068  SH       SOLE        1             766,068  0       0
GRUBB&ELLIS RLTY ADVISORS IN  UNIT 40236       400096202      2         319  SH       SOLE        1                 319  0       0
GRUBB&ELLIS RLTY ADVISORS IN  *W EXP 02/27/201 400096111      0         348  SH       SOLE        1                 348  0       0
GSC ACQUISITION COMPANY       *W EXP 06/25/201 40053G114      0         348  SH       SOLE        1                 348  0       0
HANCOCK JOHN PATRIOT PREM II  COM SH BEN INT   41013T105      1          52  SH       SOLE        1                  52  0       0
HARBOR ACQUISITION CORPORATI  COM              41145X107    495      86,841  SH       SOLE        1              86,841  0       0
HARBOR ACQUISITION CORPORATI  UNIT 40658       41145X206      1         232  SH       SOLE        1                 232  0       0
HARBOR ACQUISITION CORPORATI  *W EXP 04/25/201 41145X115      0         842  SH       SOLE        1                 842  0       0
HARVEST ENERGY TR             TRUST UNIT       41752X101     67       3,248  SH       SOLE        1               3,248  0       0
HD PARTNERS ACQUISITION CORP  COM              40415K100  3,431     458,756  SH       SOLE        1             458,756  0       0
HD PARTNERS ACQUISITION CORP  *W EXP 06/01/201 40415K118      0          29  SH       SOLE        1                  29  0       0
HECKMANN CORP                 COM ADDED        422680108    470      63,960  SH       SOLE        1              63,960  0       0
HICKS ACQUISITION CO I INC    COM ADDED        429086309  9,236   1,005,014  SH       SOLE        1           1,005,014  0       0
HICKS ACQUISITION CO I INC    UNIT 99/99/9999 A429086408      1         145  SH       SOLE        1                 145  0       0
HICKS ACQUISITION CO I INC    *W EXP 09/28/201 429086127    135     150,104  SH       SOLE        1             150,104  0       0
HIGHLAND CR STRATEGIES FD     COM              43005Q107  1,367      86,424  SH       SOLE        1              86,424  0       0
HIGHLANDS ACQUISITION CORP    COM ADDED        430880104      0          29  SH       SOLE        1                  29  0       0
HIGHLANDS ACQUISITION CORP    *W EXP 10/03/201 430880112     33      43,529  SH       SOLE        1              43,529  0       0
INDIA GLOBALIZATION CAP INC   COM              45408X100  1,894     321,070  SH       SOLE        1             321,070  0       0
INFORMATION SERVICES GROUP I  *W EXP 01/31/201 45675Y112      0         435  SH       SOLE        1                 435  0       0
INTER ATLANTIC FINANCIAL INC  COM ADDED        45890H100  1,938     266,249  SH       SOLE        1             266,249  0       0
INTER ATLANTIC FINANCIAL INC  *W EXP 10/02/201 45890H118      0          29  SH       SOLE        1                  29  0       0
JAMBA INC                     UNIT 06/28/2009  47023A200      2         456  SH       SOLE        1                 456  0       0
JK ACQUISITION CORP           COM              47759H106  2,486     441,531  SH       SOLE        1             441,531  0       0
KAPSTONE PAPER & PACKAGING C  COM              48562P103      1         174  SH       SOLE        1                 174  0       0
KBL HEALTHCARE ACQUIS CORP I  COM              48241N107     43       5,974  SH       SOLE        1               5,974  0       0
KBL HEALTHCARE ACQUIS CORP I  *W EXP 07/18/201 48241N115      4       8,236  SH       SOLE        1               8,236  0       0
LIBERTY ACQUISITION HLDGS CO  UNIT 99/99/9999 A53015Y206      9         812  SH       SOLE        1                 812  0       0
LIBERTY ALL STAR EQUITY FD    SH BEN INT       530158104     24       3,393  SH       SOLE        1               3,393  0       0
MARATHON ACQUISITION CORP     COM              565756103     13       1,624  SH       SOLE        1               1,624  0       0
MARATHON ACQUISITION CORP     *W EXP 08/24/201 565756111      0         312  SH       SOLE        1                 312  0       0
MBF HEALTHCARE ACQUISITION C  COM              552650103     17       2,165  SH       SOLE        1               2,165  0       0
MBF HEALTHCARE ACQUISITION C  *W EXP 04/16/201 552650111      0          58  SH       SOLE        1                  58  0       0
MILLENNIUM INDIA ACQS COM IN  COM              60039Q101    816     103,390  SH       SOLE        1             103,390  0       0
NEW AMER HIGH INCOME FD INC   COM              641876107      0           9  SH       SOLE        1                   9  0       0
NORTH AMERN INS LEADERS INC   COM              65687M104  3,962     507,906  SH       SOLE        1             507,906  0       0
NOVAMERICAN STEEL INC         *W EXP 03/07/201 66986M118      2       2,117  SH       SOLE        1               2,117  0       0
NRDC ACQUISITION CORP         *W EXP 10/17/201 62941R110      4       5,046  SH       SOLE        1               5,046  0       0
NRDC ACQUISITION CORP         COM ADDED        62941R102  1,064     116,058  SH       SOLE        1             116,058  0       0
NTR ACQUISITION CO            COM              629415100  1,787     188,102  SH       SOLE        1             188,102  0       0
OCEANAUT INC                  *W EXP 01/01/201 675227110      4       2,262  SH       SOLE        1               2,262  0       0
OCEANAUT INC                  COM              675227102  7,280     927,362  SH       SOLE        1             927,362  0       0
PENN WEST ENERGY TR           TR UNIT          707885109    255       9,860  SH       SOLE        1               9,860  0       0
PRIMEWEST ENERGY TR           TR UNIT NE       741930309    256       9,482  SH       SOLE        1               9,482  0       0
PROSPECT ACQUISITION CORP     *W EXP 11/14/201 74347T111     13      14,819  SH       SOLE        1              14,819  0       0
PROSPECT ACQUISITION CORP     COM ADDED        74347T103  5,607     616,134  SH       SOLE        1             616,134  0       0
PROVIDENT ENERGY TR           TR UNIT          74386K104    290      29,029  SH       SOLE        1              29,029  0       0
RENAISSANCE ACQUISITION CORP  COM              75966C305    219      39,020  SH       SOLE        1              39,020  0       0
ROYAL BK CDA MONTREAL QUE     COM              780087102      1          23  SH       SOLE        1                  23  0       0
SANTA MONICA MEDIA CORP       *W EXP 03/27/201 802501114      0          58  SH       SOLE        1                  58  0       0
SANTA MONICA MEDIA CORP       COM              802501106    697      93,496  SH       SOLE        1              93,496  0       0
SECURE AMER ACQUISITION CORP  UNIT 40839 ADDED 81372L202    151      19,024  SH       SOLE        1              19,024  0       0
SHANGHAI CENTURY ACQUISIT CO  SHS              G80637104      1         145  SH       SOLE        1                 145  0       0
SHANGHAI CENTURY ACQUISIT CO  *W EXP 04/23/201 G80637112      4       2,001  SH       SOLE        1               2,001  0       0
SP ACQUISITION HOLDINGS INC   UNIT 99/99/9999 A78470A203      0          29  SH       SOLE        1                  29  0       0
SP ACQUISITION HOLDINGS INC   COM ADDED        78470A104  9,100     989,133  SH       SOLE        1             989,133  0       0
SP ACQUISITION HOLDINGS INC   *W EXP 10/10/201 78470A112      0         522  SH       SOLE        1                 522  0       0
TAILWIND FINL INC             COM              874023104  1,443     189,080  SH       SOLE        1             189,080  0       0
TM ENTMT & MEDIA INC          COM ADDED        87260T108     79      10,875  SH       SOLE        1              10,875  0       0
TM ENTMT & MEDIA INC          *W EXP 10/17/201 87260T116      7      10,875  SH       SOLE        1              10,875  0       0
TORONTO DOMINION BK ONT       COM NE           891160509      1          10  SH       SOLE        1                  10  0       0
TRANS-INDIA ACQUISITION CORP  COM              893237107      5         725  SH       SOLE        1                 725  0       0
TREMISIS ENERGY ACQ CORP II   UNIT 99/99/9999 A89472N200     17       2,175  SH       SOLE        1               2,175  0       0
TRIPLECROWN ACQUISITION CORP  COM ADDED        89677G109  3,288     359,774  SH       SOLE        1             359,774  0       0
TRIPLECROWN ACQUISITION CORP  *W EXP 10/22/201 89677G117    307     283,881  SH       SOLE        1             283,881  0       0
VANTAGE ENERGY SERVICES INC   COM              92209F102  8,841   1,163,248  SH       SOLE        1           1,163,248  0       0
VICTORY ACQUISITION CORP      *W EXP 04/24/201 92644D118    209     125,164  SH       SOLE        1             125,164  0       0
VICTORY ACQUISITION CORP      UNIT 99/99/9999  92644D209     22       2,001  SH       SOLE        1               2,001  0       0
ZWEIG TOTAL RETURN FD INC     COM              989837109      0           0  SH       SOLE        1                   0  0       0
